Earnings per Common Share (Basic Earnings (Loss) Per Share) (Narrative) (Detail) - shares	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Class of warrant or right, outstanding	0	0	0	0	0